Initial Public Offering	12 Months Ended
Dec. 31, 2015
Initial Public Offering [Abstract]
Initial Public Offering

3.  INITIAL PUBLIC OFFERING

On June 26, 2015, the common units of the partnership began trading under the symbol “GPP” on Nasdaq. On July 1, 2015, the partnership closed the IPO of 11,500,000 common units to the public at a price of $15.00 per common unit.

In connection with the IPO, the partnership issued (i) 4,389,642 common units and 15,889,642 subordinated units to Green Plains and its affiliates, representing a 62.5% limited partner interest in the partnership; (ii) a 2.0% general partner interest in the partnership and all of its incentive distribution rights to the general partner; and (iii) 11,500,000 common units to the public, representing a 35.5% limited partner interest in the partnership. Green Plains contributed the interests of BlendStar, its ethanol storage facilities and transportation assets, including its leased railcar fleet, to the partnership, and, through its wholly owned subsidiary, controls all of the business and affairs of the partnership.

The partnership received net proceeds of $157.5 million from the sale of 11,500,000 common units, after deducting underwriting discounts of $10.3 million, structuring fees of $0.9 million and other IPO expenses of approximately $3.8 million. The partnership used the net proceeds to make a cash distribution of $155.3 million to Green Plains, in part, as reimbursement for capital expenditures incurred and to pay $0.9 million in origination fees under its new revolving credit facility. The remaining $1.3 million was retained for general partnership purposes.

The following descriptions relate to agreements entered into in connection with the IPO on July 1, 2015. For additional information and the agreements in their entirety, please refer to the prospectus and the current report on Form 8-K filed with the SEC on July 6, 2015, and Note 16 – Related Party Transactions to consolidated financial statements in this report.

Omnibus Agreement

In connection with the IPO, the partnership entered into an omnibus agreement with Green Plains and its affiliates which addresses:

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the partnership’s obligation to reimburse Green Plains for direct or allocated costs and expenses incurred by Green Plains for general and administrative services (in addition to expenses incurred by the general partner and its affiliates that are reimbursed under the First Amended and Restated Agreement of Limited Partnership of the Green Plains Partners LP, or the partnership agreement);

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the prohibition of Green Plains and its subsidiaries from owning, operating or investing in any business that owns or operates fuel terminals or fuel transportation assets in the United States, subject to exceptions;

•	the partnership’s right of first offer to acquire assets if Green Plains decides to sell them for up to five years from the consummation of the IPO;
•	a nontransferable, nonexclusive, royalty-free license to use the Green Plains trademark and name;
•	the allocation of taxes among the parent, the partnership and its affiliates and the parent’s preparation and filing of tax returns; and
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an indemnity by Green Plains for environmental and other liabilities, the partnership’s obligation to indemnify Green Plains and its subsidiaries for events and conditions associated with the operation of partnership assets that occur after the closing of the IPO, and for environmental liabilities related to partnership assets to the extent Green Plains is not required to indemnify the partnership.

If Green Plains or its affiliates cease to control the general partner, then either Green Plains or the partnership may terminate the omnibus agreement, provided that (i) the indemnification obligations of the parties survive according to their respective terms; and (ii) Green Plains’ obligation to reimburse the partnership for operational failures survives according to its terms.

Contribution, Conveyance and Assumption Agreement

On July 1, 2015, in connection with the IPO, the partnership entered into a contribution, conveyance and assumption agreement with the general partner, Green Plains, Green Plains Operating Company, Green Plains Obion and Green Plains Trucking, and the following transactions, among others, occurred concurrently with the closing of the IPO:

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Green Plains conveyed its 2.25% limited liability interest in Green Plains Operating Company to the general partner, which the general partner then conveyed to the partnership in exchange for the general partner interest and all of the limited partner interests in the partnership classified as incentive distribution rights under the partnership agreement;

•	Green Plains conveyed its remaining 97.75% limited liability interest in Green Plains Operating Company to the partnership in exchange for 3,629,982 common units and 13,139,822 subordinated units;
•	Green Plains Obion conveyed its 10.32% limited liability interest in Green Plains Ethanol Storage to the partnership in exchange for 649,705 common units and 2,351,806 subordinated units; and
•	Green Plains Trucking conveyed its 100% interest in Green Plains Trucking II to the partnership in exchange for 109,955 common units and 398,014 subordinated units.

Subsequent to the IPO, Green Plains Obion and Green Plains Trucking conveyed their interest in the partnership to Green Plains.

Operating Services and Secondment Agreement

In connection with the IPO, the general partner entered into an operational services and secondment agreement with Green Plains. Under the terms of the agreement, Green Plains seconds employees to the general partner to provide management, maintenance and operational functions for the partnership, including regulatory matters, health, environment, safety and security programs, operational services, emergency response, employees training, finance and administration, human resources, business operations and planning. The seconded personnel are under the direct management and supervision of the general partner.

The general partner reimburses the parent for the cost of the seconded employees, including wages and benefits. If a seconded employee does not devote 100% of his or her time providing services to the general partner, the general partner reimburses the parent for a prorated portion of the employee’s overall wages and benefits based on the percentage of time the employee spent working for the general partner. The parent bills the general partner monthly in arrears for services provided during the prior month. Payment is due within 10 days of the general partner’s receipt of the invoice.

Revolving Credit Facility

In connection with the IPO, Green Plains Operating Company, entered into an agreement for a five-year, $100.0 million revolving credit facility, as the borrower, with various lenders to fund working capital, acquisitions, distributions, capital expenditures and other general partnership purposes. The revolving credit facility contains customary representations and warranties, affirmative covenants, negative covenants and events of default. The negative covenants include restrictions on the partnership’s ability to incur additional debt, acquire and sell assets, create liens, invest capital, pay distributions and materially amend the partnership’s commercial agreements with Green Plains Trade. See Note 8 – Debt to the consolidated financial statements for further details regarding the revolving credit facility.

Commercial Agreements

In connection with the IPO, the partnership entered into various fee-based commercial agreements with Green Plains Trade, including:

•	10-year storage and throughput agreement;
•	6-year rail transportation services agreement; and
•	1-year fee-based trucking transportation agreement.

We also assumed:

•	2.5-year terminal services agreement for our Birmingham, Alabama unit train terminal; and
•	various other terminal services agreements for our other fuel terminal facilities, each with Green Plains Trade.

The storage and throughput agreement and terminal services agreements are supported by minimum volume commitments. The rail transportation services agreement is supported by minimum take-or-pay capacity commitments. All of the commercial agreements with Green Plains Trade include provisions that permit Green Plains Trade to suspend, reduce or terminate its obligations under the applicable commercial agreement if certain events occur, including a material breach of the applicable commercial agreement by the partnership, force majeure events that prevent the partnership or Green Plains Trade from performing the respective obligations under the applicable commercial agreement, and not being available to Green Plains Trade for any reason other than action or inaction by Green Plains Trade. If Green Plains Trade reduces its minimum commitment under the commercial agreements, Green Plains Trade is required to pay fees on the revised minimum commitments only.